Acquisitions	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Notes to Financial Statements
Note 13. Acquisitions

Congo Ltd. Acquisition

On December 7, 2017, the Company closed on an asset purchase agreement for the acquisition of Congo Ltd. (Congo). Congo, based in Houston, TX, owns and operates a web-based platform offering; a portal connecting attorneys to prospective clients through a marketplace setting; a software-as-a-service (SaaS) subscription, selling web features to attorneys for their use on their respective law firm websites, and; the creation of customized online directories. The Company granted 3,000,000 shares of its common stock to the existing owners of Congo. The closing price of the Company’s common stock on the acquisition date was $0.28 per share, therefore, the fair value of common stock issued was $840,000. The stock was issued in February 2018.

This acquisition was accounted for using the replacement cost method, where the cost to replace or recreate the subject asset is estimated. The agreement included customary representations, warranties, and covenants by us and Congo.

According to the replacement cost method of accounting, the Company recognized the identifiable assets acquired as follows:

Developed Technology, Platform and code base	420,000
Developed Technology, New code base and databases	432,000
Assembled Workforce	35,000
Goodwill	78,000
Total intangibles and goodwill	965,000

Total assets acquired, net	965,000

The purchase price consisted of the following:

Common stock	840,000
Cash consideration	75,000
Earnest money	50,000
Total purchase price	965,000

The Company reviewed the fair value of the total assets of the acquisition and concluded the fair value of the goodwill and intangible assets which were acquired was less than the fair value of the common stock which was used to pay for the business. Accordingly, the Company recorded an impairment expense of $926,252 related to this acquisition in fiscal 2018.

As the company is not using the assets in the same manner as the predecessor company, no proforma financials are presented.

CityInformation, B.V. Acquisition

On October 27, 2017, the Company closed on an asset purchase agreement for the acquisition of CityInformation. CityInformation, based in Amsterdam (Netherlands), develops and operates mobile apps for cities and towns worldwide. The Company granted 2,833,333 shares of its common stock to the existing owners of CityInformation. The closing price of the Company’s common stock on the acquisition date was $0.29 per share, therefore, the fair value of common stock issued was $821,667. The stock was issued in November 2017.

This acquisition was accounted for using the replacement cost method, where the cost to replace or recreate the subject asset is estimated. The agreement included customary representations, warranties, and covenants by us and CityInformation.

According to the replacement cost method of accounting, the Company recognized the identifiable assets acquired as follows:

Developed Technology, App Portfolio	250,000
Developed Technology, App Handles	135,000
Assembled Workforce	40,000
Goodwill	396,667
Total intangibles and goodwill	821,667

Total assets acquired, net	821,667

The purchase price consisted of the following:

Common stock	821,667
Total purchase price	821,667

The Company reviewed the fair value of the total assets of the acquisition and concluded the fair value of the goodwill and intangible assets which were acquired was less than the fair value of the common stock which was used to pay for the business. Accordingly, the Company recorded an impairment expense of $795,508 related to this acquisition in fiscal 2018.

As the company is not using the assets in the same manner as the predecessor company, no proforma financials are presented.

Comencia, Inc. Acquisition

On July 1, 2017, the Company closed on an agreement and plan of share exchange and acquired Comencia, a related party Company, which was partly owned by an officer of the Company. The Company granted 2,500,000 shares of its common stock to the existing owners of Comencia, Inc. The closing price of the Company’s common stock on the acquisition date was $0.30 per share, therefore, the fair value of common stock issued was $750,000. As part of the closing of this agreement, the Company made a cash payment and issued a note receivable from Comencia for $55,000. The terms of the note include payable on demand within 30 days of notice and a 3.0% annual interest rate. This note has not yet been repaid.

This acquisition was accounted for as a business combination under the purchase method of accounting, given that substantially all of Comencia’s assets and ongoing operations were acquired. The agreement included customary representations, warranties, and covenants by us and Comencia.

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

Cash	11,989
Other assets	13,115
Total assets	25,104

Accrued expenses	(12,741)
Long-term payables	(52,422)
Total liabilities	(65,163)

Customer Lists	33,000
Intellectual Property	48,800
Trademarks	7,000
Total intangibles	88,800

Total assets acquired, net	48,741
Additional consideration given as compensation expense	701,259
Total consideration	750,000

The purchase price consisted of the following:

Common stock	750,000
Total purchase price	750,000

This transaction was a non-arms length transaction, as one of Comencia’s owners was a Director of Digitaltown. As such, $750,000 was recorded as a stock-based compensation in fiscal 2018.

The unaudited supplemental pro forma results of operations of the combined entities had the date of the acquisition been March 1, 2017 is as follows:

Combined Pro Forma:
For Fiscal Quarter
2018
Revenues	$111,300

Cost of revenues	120,448

Gross profit (loss)	(9,148)

Operating expenses:
Selling, general and administrative expenses	1,082,168

Loss from operations	(1,092,624)

Other income (expense)	9,724

Net loss	$(1,101,348)

Weighted average number of common shares
Outstanding – basic and fully diluted	55,059,804

Net loss per share – basic and fully diluted	$(0.02)

Congo Ltd. Acquisition

On December 7, 2017, the Company closed on an asset purchase agreement for the acquisition of Congo Ltd. (Congo). Congo, based in Houston, TX, owns and operates a web-based platform offering; a portal connecting attorneys to prospective clients through a marketplace setting; a software-as-a-service (SaaS) subscription, selling web features to attorneys for their use on their respective law firm websites, and; the creation of customized online directories. The Company granted 3,000,000 shares of its common stock to the existing owners of Congo. The closing price of the Company’s common stock on the acquisition date was $0.28 per share, therefore, the fair value of common stock issued was $840,000. The stock was issued in February 2018.

This acquisition was accounted for using the replacement cost method, where the cost to replace or recreate the subject asset is estimated. The agreement included customary representations, warranties, and covenants by us and Congo.

According to the replacement cost method of accounting, the Company recognized the identifiable assets acquired as follows:

Developed Technology, Platform and code base	420,000
Developed Technology, New code base and databases	432,000
Assembled Workforce	35,000
Goodwill	78,000
Total intangibles and goodwill	965,000

Total assets acquired, net	965,000

The purchase price consisted of the following:

Common stock	840,000
Cash consideration	75,000
Earnest money	50,000
Total purchase price	965,000

The Company reviewed the fair value of the total assets of the acquisition and concluded the fair value of the goodwill and intangible assets which were acquired was less than the fair value of the common stock which was used to pay for the business. Accordingly, the Company recorded an impairment expense of $926,252 related to this acquisition in fiscal 2018.

As the company is not using the assets in the same manner as the predecessor company, no proforma financials are presented.

CityInformation, B.V. Acquisition

On October 27, 2017, the Company closed on an asset purchase agreement for the acquisition of CityInformation. CityInformation, based in Amsterdam (Netherlands), develops and operates mobile apps for cities and towns worldwide. The Company granted 2,833,333 shares of its common stock to the existing owners of CityInformation. The closing price of the Company’s common stock on the acquisition date was $0.29 per share, therefore, the fair value of common stock issued was $821,667. The stock was issued in November 2017.

This acquisition was accounted for using the replacement cost method, where the cost to replace or recreate the subject asset is estimated. The agreement included customary representations, warranties, and covenants by us and CityInformation.

According to the replacement cost method of accounting, the Company recognized the identifiable assets acquired as follows:

Developed Technology, App Portfolio	250,000
Developed Technology, App Handles	135,000
Assembled Workforce	40,000
Goodwill	396,667
Total intangibles and goodwill	821,667

Total assets acquired, net	821,667

The purchase price consisted of the following:

Common stock	821,667
Total purchase price	821,667

The Company reviewed the fair value of the total assets of the acquisition and concluded the fair value of the goodwill and intangible assets which were acquired was less than the fair value of the common stock which was used to pay for the business. Accordingly, the Company recorded an impairment expense of $795,508 related to this acquisition in fiscal 2018.

As the company is not using the assets in the same manner as the predecessor company, no proforma financials are presented.

Comencia, Inc. Acquisition

On July 1, 2017, the Company closed on an agreement and plan of share exchange and acquired Comencia, a related party Company, which was partly owned by an officer of the Company. The Company granted 2,500,000 shares of its common stock to the existing owners of Comencia, Inc. The closing price of the Company’s common stock on the acquisition date was $0.30 per share, therefore, the fair value of common stock issued was $750,000. As part of the closing of this agreement, the Company made a cash payment and issued a note receivable from Comencia for $55,000. The terms of the note include payable on demand within 30 days of notice and a 3.0% annual interest rate. This note has not yet been repaid.

This acquisition was accounted for as a business combination under the purchase method of accounting, given that substantially all of Comencia’s assets and ongoing operations were acquired. The agreement included customary representations, warranties, and covenants by us and Comencia.

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

Cash	11,989
Other assets	13,115
Total assets	25,104

Accrued expenses	(12,741)
Long-term payables	(52,422)
Total liabilities	(65,163)

Customer Lists	33,000
Intellectual Property	48,800
Trademarks	7,000
Total intangibles	88,800

Total assets acquired, net	48,741
Additional consideration given as compensation expense	701,259
Total consideration	750,000

The purchase price consisted of the following:

Common stock	750,000
Total purchase price	750,000

This transaction was a non-arms length transaction, as one of Comencia’s owners was a Director of Digitaltown. As such, $750,000 was recorded as a stock-based compensation in fiscal 2018.

The unaudited supplemental pro forma results of operations of the combined entities had the date of the acquisition been March 1, 2017 or March 1, 2016 are as follows:

	Combined Pro Forma:
	For Fiscal Years
	2018	2017
Revenues	$367,923	$251,713

Cost of revenues	1,053,184	562,216

Gross profit (loss)	(685,261)	(310,503)

Operating expenses:
Selling, general and administrative expenses	7,454,580	5,218,597

Loss from operations	(8,139,841)	(5,529,100)

Other income (expense)	(2,096,091)	(1,744,049)

Net loss	$(10,235,932)	$(7,273,149)

Weighted average number of common shares
Outstanding – basic and fully diluted	61,786,169	44,840,743

Net loss per share – basic and fully diluted	$(0.17)	$(0.16)

Appointment.com Acquisition

On December 1, 2016, the Company acquired all assets related to Appointment.com, Inc. (“Appointment”), an online scheduling software system based in Seattle, Washington. This transaction is considered related party since Epik Holdings Inc. is a controlling owner of Appointment and the Company’s CEO, Rob Monster, is the controlling owner of Epik Holdings Inc. The purchase price pursuant to an asset purchase agreement was 1,625,000 common shares. Due to the related party nature of the transaction, the Company did not record any goodwill related to the transaction. The sum of the cost basis of the liabilities assumed and the stock value of $731,500 is recognized as $853,955 expense on the Company’s consolidated statement of operations. The agreement included customary representations, warranties, and covenants by us and Appointment.

The allocation of the purchase price to assets based upon fair value determinations was as follows:

Cash	$2,240
Related Party Payable	(42,380)
Accrued Salary	(82,565)
Total Net Liabilities Assumed	$(122,705)

The purchase price consisted of the following:

Total Net Liabilities Assumed	$122,705
Common Stock	731,250
Total Compensation Expense and Purchase Price	$853,955

The unaudited supplemental pro forma results of operations of the combined entities are not included in this disclosure as the acquisition of Appointment does not materially affect the Company's results from operations.

Rezserve Technologies Ltd. Acquisition

On September 14, 2016, the Company entered into a Stock Purchase Agreement for 100% of Rezserve Technologies, Ltd. (Rezserve), a travel industry software company based in Vancouver, British Columbia. Pursuant to the terms of the agreement, the Company purchased all of the issued and outstanding stock of Rezserve in consideration for a total purchase price of $1,480,000. This price was paid with 3,000,000 shares of the Company’s common stock and a $400,000 secured convertible note payable to Rezserve’s founder Clint Skidmore. The terms of the note include interest at 0% per annum. Principal is due and payable within one year of September 13, 2016.

On December 22, 2017, the Company formalized its agreement to extend and convert the original convertible note of $400,000 for Clint Skidmore to October 31, 2018, original founder of Rezserve Technologies Ltd. The Company has repaid $30,000 to Clint Skidmore, and converted $210,000 of the note to 1,100,000 shares of the Company’s common stock, resulting in a loss on conversion of $13,000. At February 28, 2018, the Company owes $160,000 to Clint Skidmore, bearing no interest. This note had imputed interest of $38,000 in fiscal 2018. See Note 14 for more information about the convertible note payable – related party.

This acquisition was accounted for as a business combination under the purchase method of accounting, given that substantially all of Rezserve’s assets and ongoing operations were acquired. The purchase resulted in $1,445,292 of impairment expense. This was due to the use of common stock by the Company to pay for the acquisition and the corresponding the value of the stock was in excess of the fair value of the assets received. The agreement included customary representations, warranties, and covenants by us and the Rezserve owner.

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

Assets, net	$34,708
Customer Lists	77,295
Intellectual Property	30,842
Trademarks	19,475
Goodwill	1,317,680
Total Assets Acquired	$1,480,000

The purchase price consisted of the following:

Convertible note payable – related party	$400,000
Common Stock	1,080,000
Total Purchase Price	$1,480,000

The Company reviewed the fair value of the total assets of the acquisition and concluded the fair value of the goodwill and intangible assets which were acquired was less than the fair value of the common stock which was used to pay for the business. Accordingly, the Company recorded an impairment expense of $1,445,292 related to this acquisition in fiscal 2017.

The unaudited supplemental pro forma results of operations of the combined entities had the dates of the acquisitions been March 1, 2016 is as follows:

Combined Pro Forma:
For Fiscal Years
2017
Revenues	$333,879

Cost of revenues	475,308

Gross profit (loss)	(141,429)

Operating expenses:
Selling, general and administrative expenses	5,323,560

Loss from operations	(5,464,989)

Other income (expense)	(1,744,049)

Net loss	$(7,209,038)

Weighted average number of common shares
Outstanding – basic and fully diluted	44,840,743

Net loss per share – basic and fully diluted	$(0.16)

Cloud.Market Acquisition

On March 5, 2016, the Company acquired all of the assembled workforce, patents, intellectual property, technology, trademarks, trade names, copyrights, mask works and registrations, computer software, trade secrets and non-compete agreements related to the Cloud.Market business, pursuant to an agreement among the Company and the owner of Cloud.Market. The purchase price paid included issuance of 750,000 shares of our common stock and $7,500 of cash. The agreement included customary representations, warranties, and covenants by us and the Cloud.Market owner.

The allocation of the purchase price to assets based upon fair value determinations was as follows:

Non-compete agreements	$700
Customer Lists	66,800
Total Assets Acquired	$67,500

The purchase price consisted of the following:

Cash	$7,500
Common Stock	60,000
Total Purchase Price	$67,500

The Company reviewed the fair value of the total assets of the acquisition and concluded the fair value of the goodwill and intangible assets which were acquired was less than the fair value of the common stock which was used to pay for the business. Accordingly, the Company recorded an impairment expense of $67,500 related to this acquisition in fiscal 2017.

The unaudited supplemental pro forma results of operations of the combined entities are not included in this disclosure as the acquisition of Cloud.Market does not materially affect the Company's results from operations.